Discontinued Operations and Disposal Groups IFVO (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	$ 25,083		$ 680,589	$ 669,417
Disposal Group, Including Discontinued Operation, Cost of Goods and Services Sold	(853)		(28,190)	(17,394)
Disposal Group, Including Discontinued Operation, Operating Expense	(5,937)		(200,917)	(188,251)
Disposal Group, Including Discontinued Operation, Depreciation and Amortization	0		(130,810)	(129,752)
Disposal Group, Including Discontinued Operation, General and Administrative Expense	(781)		(24,196)	(15,075)
Disposal Group, Including Discounted Operation, Restructuring Charge	0		(3,223)	0
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	16,667		269,766	244,381
Disposal Group, Including Discontinued Operation, Interest Expense	(4,287)		(122,561)	(136,572)
Disposal Group, Including Discontinued Operation, Interest Income	188		5,945	6,903
Disposal Group, Including Discontinued Operation, Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	3,675		8,524	(33,334)
Disposal Group, Including Discontinued Operation, Income (Loss) from Equity Method Investments	17,881		115,399	72,233
Disposal Group, Including Discontinued Operation, Foreign Currency Transaction Gain (Loss), before Tax	4,286		7,344	(18,373)
Disposal Group, Including Discontinued Operation, Other Nonoperating (Expense)			(3,566)	(16,523)
Deconsolidation, Gain (Loss), Amount	58,684		0	0
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax	(20,265)		280,851	118,715
Disposal Group, Including Discontinued Operation, Income Tax Expense (Benefit)	(11)		(6,756)	(3,429)
Net income attributable to the shareholders of Teekay Corporation, discontinued operations		$ 41,652	110,477	46,816
(Loss) income from discontinued operations (note 23)	$ (20,276)	(20,276)	$ 274,095	$ 115,286
Gross Proceeds from Divestiture of Interest in Consolidated Subsidiaries		$ 641,000